Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
OPERATING ACTIVITIES:
Net income	$ 43,375	¥ 3,574,510	¥ 3,000,959	¥ 1,886,392
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	86,684	7,143,631	5,850,882	5,306,826
Impairment loss on intangible assets	449	37,000	218,073
Provision for retirement and pension costs, less payments	2,273	187,287	253,818	225,915
Provision for (reversal of) allowance for doubtful accounts	996	82,046	(10,522)	40,467
Loss on disposal of property and equipment	757	62,368	23,588	639,160
Net (gain) loss on sales of other investments	38	3,154	(105,252)	(49,512)
Impairment of other investments	1,937	159,592	179,829	342,796
Gain on receipt of investment securities			(18,060)
Foreign exchange losses, net	172	14,202	27,309	15,116
Equity in net income of equity method investees	(1,502)	(123,776)	(122,667)	(159,423)
Deferred income tax expense	433	35,714	606,875	756,422
Others	819	67,470	16,960	13,000
Changes in operating assets and liabilities net of effects from acquisition of a company:
Decrease (increase) in accounts receivable	7,606	626,783	429,691	(1,179,388)
Decrease (increase) in net investment in sales-type lease―noncurrent	4,016	330,961	(765,510)	193,134
Decrease (increase) in inventories, prepaid expenses and other current and noncurrent assets	(1,959)	(161,418)	(65,828)	292,577
Increase (decrease) in accounts payable	(35,541)	(2,928,912)	1,995,375	808,845
Increase in income taxes payable	22,358	1,842,553	27,490	95,819
Increase in deferred income― noncurrent	3,351	276,175	333,548	31,513
Increase in accrued expenses, other current and noncurrent liabilities	5,218	429,998	687,658	361,435
Net cash provided by operating activities	141,480	11,659,338	12,564,216	9,621,094
INVESTING ACTIVITIES:
Purchases of property and equipment	(74,838)	(6,167,434)	(3,839,011)	(3,253,629)
Proceeds from sales of property and equipment	4,249	350,136	174,334	205,548
Purchases of available-for-sale securities	(3,268)	(269,218)	(141,020)	(73,236)
Purchases of other investments	(2,259)	(186,115)	(200,000)	(875,016)
Investment in an equity method investee	(299)	(24,647)		(22,834)
Proceeds from sales of available-for-sale securities	2,747	226,346	155,571	123,880
Proceeds from sales of other investments	1,144	94,285	66,047	78,250
Payments of guarantee deposits	(478)	(39,403)	(686,825)	(83,833)
Refund of guarantee deposits	316	26,045	165,193	128,192
Payments for refundable insurance policies	(80)	(6,604)	(22,188)	(55,020)
Refund from insurance policies	521	42,948	29,642	39,959
Acquisition of a newly controlled company, net of cash acquired (Note 2)			(9,170,000)
Other	(7)	(594)	(24,860)
Net cash used in investing activities	(72,252)	(5,954,255)	(13,493,117)	(3,787,739)
FINANCING ACTIVITIES:
Proceeds from issuance of short-term borrowings with initial maturities over three months and long-term borrowings	40,893	3,370,000	1,600,000	6,000,000
Repayments of short-term borrowings with initial maturities over three months	(7,523)	(620,000)	(1,550,000)	(11,100,000)
Principal payments under capital leases	(41,569)	(3,425,680)	(2,989,471)	(4,082,908)
Net increase (decrease) in short-term borrowings	(50,722)	(4,180,000)	8,930,000	2,200,000
Proceeds from issuance of subsidiary stock to minority shareholders				150,000
Dividends paid	(7,378)	(608,052)	(506,535)	(405,088)
Proceeds from sales of treasury stock			37,126
Net cash provided by (used in) financing activities	(66,299)	(5,463,732)	5,521,120	(7,237,996)
FORWARD	2,929	241,351	4,592,219	(1,404,641)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(220)	(18,142)	(43,019)	(18,668)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,709	223,209	4,549,200	(1,423,309)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	161,553	13,313,615	8,764,415	10,187,724
CASH AND CASH EQUIVALENTS, END OF YEAR	164,262	13,536,824	13,313,615	8,764,415
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	3,614	297,862	267,750	307,045
Income taxes paid	5,844	481,580	346,561	160,398
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	57,635	4,749,695	2,912,806	2,330,077
Facilities purchase liabilities	8,000	659,266	1,559,343	628,905
Asset retirement obligation	513	42,273	213,336
Acquisition of a company (Note 2):
Assets acquired			14,956,137
Cash paid			(9,170,000)
Liabilities assumed			¥ 5,786,137